Property Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost [Member]
Statement [Line Items]
Cost at beginning	$ 360,787,000	$ 342,621,000
Cost, Asset additions	20,176,000	20,322,000
Cost, Asset disposals	(1,415,000)
Cost, Change in decommissioning provision	(110,000)	(2,156,000)
Cost at ending	379,438,000	360,787,000
Cost [Member] | Mining interests [Member]
Statement [Line Items]
Cost at beginning	215,412,000	208,266,000
Cost, Asset additions	11,517,000	9,302,000
Cost, Asset disposals	0
Cost, Change in decommissioning provision	(110,000)	(2,156,000)
Cost at ending	226,819,000	215,412,000
Cost [Member] | Plant and equipment [member]
Statement [Line Items]
Cost at beginning	120,577,000	110,273,000
Cost, Asset additions	8,420,000	10,304,000
Cost, Asset disposals	(769,000)
Cost, Change in decommissioning provision	0	0
Cost at ending	128,228,000	120,577,000
Cost [Member] | Right-of-use lease assets [Member]
Statement [Line Items]
Cost at beginning	12,093,000	11,373,000
Cost, Asset additions	238,000	720,000
Cost, Asset disposals	(646,000)
Cost, Change in decommissioning provision	0	0
Cost at ending	11,685,000	12,093,000
Cost [Member] | Non-producing properties [Member]
Statement [Line Items]
Cost at beginning	12,469,000	12,469,000
Cost, Asset additions	0	0
Cost, Asset disposals	0
Cost, Change in decommissioning provision	0	0
Cost at ending	12,469,000	12,469,000
Cost [Member] | Corporate office equipment [Member]
Statement [Line Items]
Cost at beginning	236,000	240,000
Cost, Asset additions	1,000	(4,000)
Cost, Asset disposals	0
Cost, Change in decommissioning provision	0	0
Cost at ending	237,000	236,000
Accumulated depreciation and depletion [Member]
Statement [Line Items]
Accumulated depreciation and depletion at beginning	(199,488,000)	(164,708,000)
Accumulated depreciation and depletion, Depreciation/depletion for the year	(20,849,000)	(21,340,000)
Accumulated depreciation and depletion, Impairment for the year	(6,000,000)	(13,440,000)
Accumulated depreciation and depletion at ending	(226,337,000)	(199,488,000)
Accumulated depreciation and depletion [Member] | Mining interests [Member]
Statement [Line Items]
Accumulated depreciation and depletion at beginning	(114,548,000)	(101,091,000)
Accumulated depreciation and depletion, Depreciation/depletion for the year	(11,926,000)	(9,918,000)
Accumulated depreciation and depletion, Impairment for the year	(6,000,000)	(3,539,000)
Accumulated depreciation and depletion at ending	(132,474,000)	(114,548,000)
Accumulated depreciation and depletion [Member] | Plant and equipment [member]
Statement [Line Items]
Accumulated depreciation and depletion at beginning	(77,733,000)	(57,755,000)
Accumulated depreciation and depletion, Depreciation/depletion for the year	(7,707,000)	(10,077,000)
Accumulated depreciation and depletion, Impairment for the year	0	(9,901,000)
Accumulated depreciation and depletion at ending	(85,440,000)	(77,733,000)
Accumulated depreciation and depletion [Member] | Non-producing properties [Member]
Statement [Line Items]
Accumulated depreciation and depletion at beginning	0	0
Accumulated depreciation and depletion, Depreciation/depletion for the year	0	0
Accumulated depreciation and depletion, Impairment for the year	0	0
Accumulated depreciation and depletion at ending	0	0
Accumulated depreciation and depletion [Member] | Corporate office equipment [Member]
Statement [Line Items]
Accumulated depreciation and depletion at beginning	(169,000)	(130,000)
Accumulated depreciation and depletion, Depreciation/depletion for the year	(31,000)	(39,000)
Accumulated depreciation and depletion, Impairment for the year	0	0
Accumulated depreciation and depletion at ending	(200,000)	(169,000)
Accumulated depreciation and depletion [Member] | Right-of-use lease assets [Member]
Statement [Line Items]
Accumulated depreciation and depletion at beginning	(7,038,000)	(5,732,000)
Accumulated depreciation and depletion, Depreciation/depletion for the year	(1,185,000)	(1,306,000)
Accumulated depreciation and depletion, Impairment for the year	0	0
Accumulated depreciation and depletion at ending	(8,223,000)	(7,038,000)
Carrying Value [Member]
Statement [Line Items]
Balance	153,101,000	161,299,000
Carrying Value [Member] | Mining interests [Member]
Statement [Line Items]
Balance	94,345,000	100,864,000
Carrying Value [Member] | Plant and equipment [member]
Statement [Line Items]
Balance	42,788,000	42,844,000
Carrying Value [Member] | Right-of-use lease assets [Member]
Statement [Line Items]
Balance	3,462,000	5,055,000
Carrying Value [Member] | Non-producing properties [Member]
Statement [Line Items]
Balance	12,469,000	12,469,000
Carrying Value [Member] | Corporate office equipment [Member]
Statement [Line Items]
Balance	$ 37,000	$ 67,000